EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.08 - Schedule 5

Data Compare

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xxx	xxx	2173135		Original Appraised Value	xxx	xxx	xxx	8.87772%	The Appraisal dated xxx reflects Original Appraised Value as xxx	Initial